IFRS 7 - Disclosure - Credit Risk- Summary of Geographic Distribution of Business and Government Exposures Under the AIRB Approach (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 756,150	$ 715,622
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,550	7,770
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	406,903	363,583
Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	691,864	663,639
Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	351,600	316,610
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	182,169
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	52,924
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	12,237
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	77,696
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	26,574
Canada [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	237,234	213,842
Canada [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	123,265
Canada [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	39,452
Canada [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,152
Canada [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	56,158
Canada [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	12,207
United States [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	73,900	67,911
United States [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	41,676
United States [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,327
United States [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,477
United States [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	12,608
United States [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,812
Europe [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	23,150	21,255
Europe [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,470
Europe [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,489
Europe [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	743
Europe [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,232
Europe [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,216
Other geographical areas [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	17,316	$ 13,602
Other geographical areas [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	10,758
Other geographical areas [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,656
Other geographical areas [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,865
Other geographical areas [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	698
Other geographical areas [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 2,339